16. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
Year Ending December 31,	Future Minimum Payments
RMB
2018	4,813
2019	838
2020	251
2021	112
2022	8
Total	6,022